Performance Management - Gabelli Global Technology Leaders ETF	Jul. 06, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risk of investing in the Global Technology Leaders Fund by showing changes in the Global Technology Leaders Fund’s performance from year to year and by showing how the Global Technology Leaders Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad-based securities market index. Prior to December 15, 2025, the Fund’s principal investment strategy was to invest at least 80% of the Fund’s assets in automation companies. Accordingly, performance prior to December 15, 2025 was attributable to the Fund’s prior investment strategy. As with all mutual funds, the Global Technology Leaders Fund’s past performance (before and after taxes) does not predict how the Global Technology Leaders Fund will perform in the future. Updated information on the Global Technology Leaders Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Global Technology Leaders Fund’s past performance (before and after taxes) does not predict how the Global Technology Leaders Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risk of investing in the Global Technology Leaders Fund by showing changes in the Global Technology Leaders Fund’s performance from year to year and by showing how the Global Technology Leaders Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad-based securities market index.
Bar Chart [Heading]	GLOBAL TECHNOLOGY LEADERS FUND(Total returns for the Year Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 8.51% (quarter ended December 31, 2023) and the lowest return for a quarter was (3.38)% (quarter ended June 30, 2024).

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	8.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(3.38%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns(for the years ended December 31, 2025,with the maximum sales charges, if applicable)
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025, with the maximum sales charges, if applicable)	Past One Year	Since Inception (January 3, 2022)
Return Before Taxes	19.78%	7.24%
Return After Taxes on Distributions	19.27%	6.87%
Return After Taxes on Distributions and Sale of Fund Shares	11.71%	5.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	11.53%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.gabelli.com